                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

 This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 767 Third Avenue
         39th Floor
         New York, New York 10017

Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mikhail Filimonov
Title: Chairman and Chief Executive Officer
Phone: 212-301-1800

Signature, Place, and Date of Signing:

     /s/ Mikhail Filimonov              New York, NY                 02/13/04
   -------------------------         -------------------           ------------
         [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager
[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name

    28-
       ----------------------     -----------------------------------
       [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:               0
                                        ------------

Form 13F Information Table Entry Total:        155
                                        ------------

Form 13F Information Table Value Total:  2,043,311
                                        ------------
                                         (thousands)


List of Other Included Mangers: none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and name the column headings and list entries.]

     No.  Form 13F File Number          Name

     ---  28.---------------------      ------------------------------------

     [Repeat as necessary]

                                                                 Mkt Val
        Name of Issue           Title of Class     CUSIP          ('000)    Shrs/Prn        Inv. Disc.   Other Mgrs   Voting Auth.
ABGENIX INC                     NOTE 3.500% 3/1    00339BAB3   18,770.00   20,000,000 PRN   SOLE                      SOLE
ACTION PERFORMANCE COS INC      NOTE 4.750% 4/0    004933AB3    2,380.00    2,370,000 PRN   SOLE                      SOLE
ACXIOM CORP                     NOTE 3.750% 2/1    005125AB5    1,759.00    1,500,000 PRN   SOLE                      SOLE
ADVANCED MEDICAL OPTICS INC     NOTE 3.500% 4/1    00763MAE8    9,068.00    7,500,000 PRN   SOLE                      SOLE
AETHER SYS INC                  NOTE 6.000% 3/2    00808VAA3   27,991.00   28,090,000 PRN   SOLE                      SOLE
AFFYMETRIX INC                  NOTE 4.750% 2/1    00826TAD0   24,781.00   24,285,000 PRN   SOLE                      SOLE
AFFYMETRIX INC                  NOTE 5.000% 10/0   00826TAB4   16,082.00   15,654,000 PRN   SOLE                      SOLE
AGNICO EAGLE MINES  LTD         SDCV 4.500% 2/1    008474AB4   10,594.00    9,500,000 PRN   SOLE                      SOLE
AIRTRAN HOLDINGS INC            NOTE 7.000% 7/0    00949PAB4    1,578.00    1,000,000 PRN   SOLE                      SOLE
ALEXION PHARM INC               NOTE 5.750% 3/1    015351AB5   17,295.00   18,407,000 PRN   SOLE                      SOLE
ALLERGAN INC                    NOTE 11/0          018490AE2    4,740.00    5,000,000 PRN   SOLE                      SOLE
ALLIED WASTE INDS INC           PFD SR C CONV      019589605    1,519.00       20,000 PRN   SOLE                      SOLE
AMAZON.COM INC                  NOTE 4.750% 2/0    023135AF3   38,532.00   37,692,000 PRN   SOLE                      SOLE
AMER INTL GROUP INC             DBCV 11/0          026874AP2   16,484.00   25,000,000 PRN   SOLE                      SOLE
AMERICAN GREETINGS CORP         NOTE 7.000% 7/1    026375AJ4   27,681.00   15,500,000 PRN   SOLE                      SOLE
AMERICAN TOWER CORP             NOTE 6.250% 10/1   029912AB8    9,579.00    9,500,000 PRN   SOLE                      SOLE
AMYLIN PHARM INC                NOTE 2.250% 6/3    032346AB4    3,028.00    3,000,000 PRN   SOLE                      SOLE
ANADIGICS INC                   NOTE 5.000% 11/1   032515AB4   24,033.00   24,615,000 PRN   SOLE                      SOLE
ANIXTER INTL. INC               NOTE 6/2           035290AC9   12,400.00   36,302,000 PRN   SOLE                      SOLE
AON CORP                        DBCV 3.500% 11/1   037389AT0   34,842.00   28,000,000 PRN   SOLE                      SOLE
ARCH COAL INC                   PFD CV 5% PERP     039380209   17,456.00      210,000 PRN   SOLE                      SOLE
ARIAD PHARMACEUTICALS INC       COM                04033A100    2,135.00       286,635 SH   SOLE                      SOLE
ASK JEEVES INC                  NOTE 6/0           045174AB5   12,788.00   10,000,000 PRN   SOLE                      SOLE
ASPEN TECHNOLOGY INC            SDCV 5.250% 6/1    045327AB9   18,701.00   18,450,000 PRN   SOLE                      SOLE
ASYST TECHNOLOGIES CORP         NOTE 5.750% 7/0    04648XAB3   60,517.00   50,750,000 PRN   SOLE                      SOLE
ATMI INC                        NOTE 5.25% 11/1    00207RAC5   10,063.00    8,000,000 PRN   SOLE                      SOLE
AVI BIOPHARMA INC               COM                002346104      472.00       116,150 SH   SOLE                      SOLE
AXCELIS TECHNOLOGIES INC        NOTE 4.250% 1/1    054540AB5   15,107.00   15,500,000 PRN   SOLE                      SOLE
BISYS GROUP INC                 NOTE 4.000% 3/1    055472AB0   14,215.00   14,239,000 PRN   SOLE                      SOLE
BROOKS AUTOMATION INC           NOTE 4.750% 6/0    11434AAB6    5,020.00    5,000,000 PRN   SOLE                      SOLE
CALPINE CORP                    NOTE 4.000% 12/2   131347BA3   23,410.00   24,000,000 PRN   SOLE                      SOLE

CBRL GROUP INC                  NOTE 4/0           12489VAB2    2,437.00    5,000,000 PRN   SOLE                      SOLE
CELL THERAPEUTICS INC           NOTE 5.750% 6/1    150934AD9   16,723.00   16,118,000 PRN   SOLE                      SOLE
CELL THERAPEUTICS INC           NOTE 5.750% 6/1    150934AC1    8,669.00   11,150,000 PRN   SOLE                      SOLE
CHARLES RIV LABORITORIES INC    DBCV 3.500% 2/0    159863AL3   11,845.00   11,000,000 PRN   SOLE                      SOLE
CHARMING SHOPPES INC            NOTE 4.750% 6/0    161133AC7   10,009.00   10,500,000 PRN   SOLE                      SOLE
CHECKPOINT SYS INC              SDCV 5.250% 11/0   162825AB9   18,298.00   17,468,000 PRN   SOLE                      SOLE
CHESAPEAKE ENERGY CORP          PFD CONV 6.75%     165167503   10,247.00      114,650 PRN   SOLE                      SOLE
CHINA MOBILE HONG KONG LTD      SPONSORED ADR      16941M109    2,018.00      130,000 PRN   SOLE                      SOLE
CIENA CORP                      NOTE 3.750% 2/0    171779AA9   37,737.00   40,227,000 PRN   SOLE                      SOLE
CIGNA HIGH INCOME SHS           SH BEN INT         12551D109      430.00       150,000 SH   SOLE                      SOLE
CIMA LABS INC                   COM                171796105   16,962.00       520,000 SH   SOLE                      SOLE
CNET INC                        NOTE 5.000% 3/0    125945AC9   15,709.00   16,251,000 PRN   SOLE                      SOLE
COMMSCOPE INC                   NOTE 4.000% 12/1   203372AB3    9,250.00    9,470,000 PRN   SOLE                      SOLE
COMMUNITY HEALTH SYS INC NEW    NOTE 4.250% 10/1   203668AA6    5,386.00    4,993,000 PRN   SOLE                      SOLE
CONCORD COMMUNICATIONS INC      COM                206186108      950.00        48,157 SH   SOLE                      SOLE
CONEXANT SYSTEMS INC            NOTE 4.000% 2/0    207142AF7    6,482.00    6,719,000 PRN   SOLE                      SOLE
CORIXA CORP                     NOTE 4.250% 7/0    21887FAC4    9,610.00    9,500,000 PRN   SOLE                      SOLE
CUBIST PHARMACEUTICALS INC      NOTE 5.500% 11/0   229678AB3   27,289.00   30,350,000 PRN   SOLE                      SOLE
CURAGEN CORP                    SDCV 6.000% 2/0    23126RAC5    3,579.00    4,000,000 PRN   SOLE                      SOLE
CV THERAPEUTICS INC             NOTE 4.750% 3/0    126667AB0    6,900.00    7,500,000 PRN   SOLE                      SOLE
CYPRESS SEMICONDUCTOR CORP      NOTE 3.750% 7/0    232806AF6    4,223.00    4,208,000 PRN   SOLE                      SOLE
DUKE ENERGY CORP                NOTE 1.750% 5/1    264399EJ1    6,701.00    6,500,000 PRN   SOLE                      SOLE
DURECT CORP                     NOTE 6.250% 6/1    266605AB0    4,096.00    4,300,000 PRN   SOLE                      SOLE
EGL INC                         NOTE 5.000% 12/1   268484AB8    5,440.00    4,650,000 PRN   SOLE                      SOLE
ELECTRO SCIENTIFIC INDS         NOTE 4.250% 12/2   285229AC4    3,479.00    3,500,000 PRN   SOLE                      SOLE
EMPRESAS ICA SOCIEDAD CONTRL    SDCV 5.000% 3/1    292448AC1    7,195.00    7,235,000 PRN   SOLE                      SOLE
ENZON PHARMACEUTICALS INC       NOTE 4.500% 7/0    293904AB4   13,527.00   15,000,000 PRN   SOLE                      SOLE
EVERGREEN RES INC               NOTE 4.750% 12/1   299900AB6    5,162.00    3,500,000 PRN   SOLE                      SOLE
EXPRESSJET HOLDINGS INC         NOTE 4.250% 8/0    30218UAB4    2,285.00    2,000,000 PRN   SOLE                      SOLE
EXTREME NETWORKS INC            NOTE 3.500% 12/0   30226DAB2    2,884.00    3,000,000 PRN   SOLE                      SOLE
FEI CO                          NOTE 6/1           30241LAD1    5,127.00    5,000,000 PRN   SOLE                      SOLE
FEI CO                          NOTE 5.500% 8/1    30241LAB5   19,204.00   19,000,000 PRN   SOLE                      SOLE
FINISAR                         NOTE 5.250% 10/1   31787AAC5   31,474.00   31,700,000 PRN   SOLE                      SOLE
FLEXTRONICS INTL LTD            NOTE 1.000% 8/0    33938EAL1   12,005.00   10,000,000 PRN   SOLE                      SOLE
FORD MTR CO CAP TR II           PFD TR CV6.5%      345395206    5,593.00      100,000 PRN   SOLE                      SOLE
FOSTER WHEELER LTD              NOTE 6.500% 6/0    35024PAB8    1,977.00    5,000,000 PRN   SOLE                      SOLE
FREEPORT-MCMORAN COPPER & GO    NOTE 8.25% 1/3     35671DAF2   72,750.00   24,215,000 PRN   SOLE                      SOLE

GAP INC                         NOTE 5.750% 3/1    364760AJ7   46,587.00   30,000,000 PRN   SOLE                      SOLE
GENCORP INC                     NOTE 5.750% 4/1    368682AE0   10,593.00   10,450,000 PRN   SOLE                      SOLE
GENERAL MTRS CORP               DEB SR CV C 33     370442717    6,448.00      200,000 PRN   SOLE                      SOLE
GENZ                            JAN '05 55CALL     3719449AK      460.00        1000 CALL   SOLE                      SOLE
GILEAD SCIENCES INC             NOTE 2.000% 12/1   375558AD5   10,949.00    8,000,000 PRN   SOLE                      SOLE
GTECH HLDGS CORP                DBCV 1.750% 12/1   400518AB2   24,980.00   13,575,000 PRN   SOLE                      SOLE
HANOVER COMPRESSOR CO           NOTE 4.750% 3/1    410768AC9    5,071.00    5,500,000 PRN   SOLE                      SOLE
HEALTH MGMT ASSOC INC NEW       NOTE 1/2           421933AD4    9,278.00   10,000,000 PRN   SOLE                      SOLE
HUMAN GENOME SCIENCES INC       NOTE 3.750% 3/1    444903AH1    5,556.00    6,000,000 PRN   SOLE                      SOLE
HUMAN GENOME SCIENCES INC       NOTE 5.000% 2/0    444903AF5   33,268.00   34,183,000 PRN   SOLE                      SOLE
HUTCHINSON TECHNOLOGY INC       NOTE 2.250% 3/1    448407AE6   31,400.00   25,000,000 PRN   SOLE                      SOLE
IDEC PHARMACEUTICALS CORP       NOTE 4/2           449370AE5    7,375.00   12,500,000 PRN   SOLE                      SOLE
IMCLONE SYS INC                 NOTE 5.500% 3/0    45245WAD1    9,368.00    9,200,000 PRN   SOLE                      SOLE
IMPCO TECHNOLOGIES INC          COM                45255W106      233.00        26,729 SH   SOLE                      SOLE
INCO LTD                        NOTE 3/2           453258AM7   10,839.00   10,000,000 PRN   SOLE                      SOLE
INCYTE CORP                     NOTE 5.500% 2/0    45337CAC6   15,747.00   17,441,000 PRN   SOLE                      SOLE
INDYMAC BANCORP INC             WIRES 2031         456607209   17,859.00      330,000 PRN   SOLE                      SOLE
INTEGRA LIFESCIENCES HLDGS C    NOTE 2.500% 3/1    457985AB5    4,491.00    4,000,000 PRN   SOLE                      SOLE
INTERIM SVCS INC                NOTE 4.500% 6/0    45868PAA8   25,386.00   25,740,000 PRN   SOLE                      SOLE
INTERMUNE INC                   NOTE 5.750% 7/1    45884XAA1    2,549.00    2,500,000 PRN   SOLE                      SOLE
INTERPUBLIC GROUP COS INC       NOTE 4.500% 3/1    460690AT7   30,837.00   20,000,000 PRN   SOLE                      SOLE
INTL RECTIFIER CORP             NOTE 4.250% 7/1    460254AE5   14,019.00   13,750,000 PRN   SOLE                      SOLE
INTL GAME TECHNOLOGY            DBCV 1/2           459902AL6   17,790.00   22,500,000 PRN   SOLE                      SOLE
INVITROGEN CORP                 NOTE 2.250% 12/1   46185RAD2   27,326.00   26,000,000 PRN   SOLE                      SOLE
INVITROGEN CORP                 NOTE 5.500% 3/0    46185RAB6    4,376.00    4,200,000 PRN   SOLE                      SOLE
ISIS PHARMACEUTICALS INC DEL    NOTE 5.500% 5/0    464337AC8    5,470.00    6,500,000 PRN   SOLE                      SOLE
JUNIPER NETWORKS INC            NOTE 4.750% 3/1    48203RAA2    2,586.00    2,506,000 PRN   SOLE                      SOLE
LABORATORY CORP OF AMER HLDGS   NOTE 9/1           50540RAC6    5,333.00    7,500,000 PRN   SOLE                      SOLE
LAM RESEARCH CORP               NOTE 4.000% 6/0    512807AE8   10,736.00   10,500,000 PRN   SOLE                      SOLE
LAMAR ADVERTISING CO            NOTE 2.875% 12/3   512815AG6    8,172.00    8,000,000 PRN   SOLE                      SOLE
LENNAR CORP                     NOTE 4/0           526057AF1    7,072.00   10,000,000 PRN   SOLE                      SOLE
LIFEPOINT HOSPITALS INC         NOTE 4.500% 6/0    53219LAE9    7,384.00    7,500,000 PRN   SOLE                      SOLE
LOWES COS INC                   NOTE 2/1           548661CF2    9,147.00   10,000,000 PRN   SOLE                      SOLE
LOWES COS INC                   NOTE 0.861% 10/1   548661CG0    7,961.00    7,500,000 PRN   SOLE                      SOLE
LTX CORP                        NOTE 4.250% 8/1    502392AE3   24,401.00   25,000,000 PRN   SOLE                      SOLE
MANOR CARE INC NEW              NOTE 2.125% 4/1    564055AE1    6,948.00    5,500,000 PRN   SOLE                      SOLE
MANUGISTICS GROUP INC           NOTE 5.000% 11/0   565011AB9    5,133.00    5,500,000 PRN   SOLE                      SOLE

MARKEL CORP                     NOTE 6/0           570535AC8    5,964.00   17,500,000 PRN   SOLE                      SOLE
MASSEY ENERGY CO                NOTE 4.750% 5/1    576203AB9    8,905.00    6,700,000 PRN   SOLE                      SOLE
MAXTOR CORP                     NOTE 6.800% 4/3    577729AC0   28,652.00   20,000,000 PRN   SOLE                      SOLE
MEDAREX INC                     NOTE 4.500% 7/0    583916AA9   29,566.00   31,192,000 PRN   SOLE                      SOLE
MENTOR GRAPHICS CORP            NOTE 6.875% 6/1    587200AB2   17,695.00   16,500,000 PRN   SOLE                      SOLE
MERCURY INTERACTIVE CORP        NOTE 5/0           589405AD1    5,737.00    5,000,000 PRN   SOLE                      SOLE
MILLENNIUM PHARMACEUTICALS I    NOTE 5.500% 1/1    599902AB9   10,353.00   10,000,000 PRN   SOLE                      SOLE
NABI BIOPHARMACEUTICALS         COM                629519109    1,271.00       100,000 SH   SOLE                      SOLE
NAVISTAR INTL CORP NEW          NOTE 2.500% 12/1   63934EAG3   15,366.00   10,000,000 PRN   SOLE                      SOLE
NEW CENTURY FINANCIAL CORP      NOTE 3.500% 7/0    64352DAB7   16,790.00   12,500,000 PRN   SOLE                      SOLE
ODYSSEY RE HLDGS CORP           DBCV 4.375% 6/1    67612WAB4    9,123.00    7,735,000 PRN   SOLE                      SOLE
OHIO CAS CORP                   NOTE 5.000% 3/1    677240AC7   10,462.00   10,000,000 PRN   SOLE                      SOLE
PACIFICARE HEALTH SYS DEL       DBCV 3.000% 10/1   695112AG7   57,582.00   33,000,000 PRN   SOLE                      SOLE
PEP BOYS MANNY MOE & JACK       NOTE 4.250% 6/0    713278AP4   17,733.00   15,000,000 PRN   SOLE                      SOLE
PHARMACEUTICAL HOLDRS TR        DEPOSITORY RCPT    71712A206    6,360.00        80,000 SH   SOLE                      SOLE
PHOTRONICS INC                  NOTE 2.250% 4/1    719405AE2   13,312.00    9,000,000 PRN   SOLE                      SOLE
PHOTRONICS INC                  NOTE 4.75% 12/1    719405AC6   14,054.00   14,193,000 PRN   SOLE                      SOLE
PMA CAP CORP                    DBCV 4.250% 9/3    693419AA1    5,429.00    7,000,000 PRN   SOLE                      SOLE
PMC-SIERRA INC                  NOTE 3.750% 8/1    69344FAB2    3,822.00    3,769,000 PRN   SOLE                      SOLE
PRG-SCHULTZ INTERNATIONAL IN    NOTE 4.750% 11/2   69357CAA5    5,209.00    5,500,000 PRN   SOLE                      SOLE
PROVIDIAN FINL CORP             NOTE 2/1           74406AAB8    3,800.00    8,000,000 PRN   SOLE                      SOLE
PROVIDIAN FINL CORP             NOTE 3.250% 8/1    74406AAA0   10,641.00   11,000,000 PRN   SOLE                      SOLE
PROVINCE HEALTHCARE CO          NOTE 4.500% 11/2   743977AC4   10,353.00   10,250,000 PRN   SOLE                      SOLE
REGENERON PHARMACEUTICALS       NOTE 5.500% 10/1   75886FAB3    2,413.00    2,512,000 PRN   SOLE                      SOLE
RF MICRO DEVICES                NOTE 3.750% 8/1    749941AB6    3,035.00    3,000,000 PRN   SOLE                      SOLE
ROYAL CARIBBEAN                 NOTE 2/0           780153AK8    5,260.00   11,000,000 PRN   SOLE                      SOLE
SANMINA SCI CORP                SDCV 9/1           800907AD9   10,150.00   20,000,000 PRN   SOLE                      SOLE
SCHOOL SPECIALTY                NOTE 6.000% 8/0    807863AC9    8,397.00    7,085,000 PRN   SOLE                      SOLE
SCOTTISH ANNUITY & LIFE HLDG    NOTE 4.500% 12/0   81013RAC9    2,367.00    2,000,000 PRN   SOLE                      SOLE
SELECTIVE INS GROUP INC         NOTE 1.616% 9/2    816300AB3   13,041.00   27,320,000 PRN   SOLE                      SOLE
SEPRACOR INC                    NOTE 5.750% 11/1   817315AQ7   21,154.00   21,000,000 PRN   SOLE                      SOLE
SERVICE CORP INTL               NOTE 6.750% 6/2    817565AU8   15,387.00   14,500,000 PRN   SOLE                      SOLE
SKECHERS USA                    NOTE 4.500% 4/1    830566AB1   46,128.00   47,971,000 PRN   SOLE                      SOLE
SONIC AUTOMOTIVE INC            NOTE 5.250% 5/0    83545GAE2   12,988.00   13,267,000 PRN   SOLE                      SOLE
ST MARY LD & EXPL CO            NOTE 5.750% 3/1    792228AC2   12,217.00    9,000,000 PRN   SOLE                      SOLE
STANDARD COML CORP              SDCV 7.250% 3/3    853258AA9   10,139.00    9,862,000 PRN   SOLE                      SOLE
STANDARD MTR PRODS INC          SDCV 6.750% 7/1    853666AB1    7,558.00    7,905,000 PRN   SOLE                      SOLE

SYMANTEC CORP                   NOTE 3.000% 11/0   871503AB4    4,146.00    2,000,000 PRN   SOLE                      SOLE
SYSTEMS & COMPUTER TECHNOLOG    SDCV 5.000% 10/1   871873AB1    4,990.00    4,948,000 PRN   SOLE                      SOLE
TERADYNE INC                    SDCV 3.750% 10/1   880990AD4   11,657.00   10,000,000 PRN   SOLE                      SOLE
TRANSOCEAN SEDCO FOREX INC      DBCV 1.500% 5/1    893830AD1    9,719.00   10,000,000 PRN   SOLE                      SOLE
TYCO INTL GROUP S A             DBCV 2.750% 1/1    902118BF4   38,672.00   30,000,000 PRN   SOLE                      SOLE
US CELLULAR CORP                NOTE 6/1           911684AA6    5,489.00   11,021,000 PRN   SOLE                      SOLE
UTSTARCOM INC                   NOTE 0.875% 3/0    918076AB6   10,218.00    6,000,000 PRN   SOLE                      SOLE
VERTEX PHARMACEUTICALS INC      NOTE 5.000% 9/1    92532FAD2   14,169.00   15,500,000 PRN   SOLE                      SOLE
VITESSE SEMI                    SDCV 4.000% 3/1    928497AB2    9,621.00    9,750,000 PRN   SOLE                      SOLE
WASTE CONNECTIONS INC           NOTE 5.500% 4/1    941053AB6      542.00      500,000 PRN   SOLE                      SOLE
WESTERN WIRELESS CORP           NOTE 4.625% 6/1    95988EAF2   15,062.00   10,000,000 PRN   SOLE                      SOLE
WIND RIVER SYSTEMS INC          NOTE 3.750% 12/1   973149AE7   31,997.00   33,911,000 PRN   SOLE                      SOLE
XL CAP LTD                      DBCV 5/2           98372PAB4   19,143.00   30,000,000 PRN   SOLE                      SOLE
ZENITH NATL INS CORP            NOTE 5.750% 3/3    989390AH2    9,673.00    7,000,000 PRN   SOLE                      SOLE